Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets and Goodwill
Schedule of intangible assets

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Developed technology	7.32	$439,624	$(37,704)	$401,920
Internally developed software	2.32	72,268	(33,179)	39,089
Gaming licenses	3.46	23,685	(6,354)	17,331
Trademarks and tradenames	2.82	6,537	(1,123)	5,414
Customer relationships	4.32	106,836	(14,660)	92,176
Intangible Assets, net		$648,950	$(93,020)	$555,930

The Company has the following intangible assets, net at December 31, 2019:

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Internally developed software	2.35	$43,753	$(21,188)	$22,565
Gaming Licenses	4.86	12,003	(629)	11,374
Intangible Assets, net		$55,756	$(21,817)	$33,939

Schedule of estimated future amortization of intangible assets

Estimated
Year ending December 31,	Amortization
2021	$(105,453)
2022	(97,779)
2023	(88,461)
2024	(78,379)
2025	(61,679)

Schedule of Goodwill

	B2C	B2B	Total
Balance as of December 31, 2019	$4,738	$—	$4,738
Goodwill acquired in SBTech Acquisition	348,345	189,895	538,240
Cumulative Translation Adjustment	—	26,625	26,625
Balance as of December 31, 2020	$353,083	$216,520	$569,603